ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2017	2018

Accrued payroll and welfare	$2,249	$1,719
Other tax payable	1,314	350
Accrued staff disbursement	1,460	1,214
Deposit payable	613	247
Accrued professional fees	166	172
Other current liabilities (i)	868	2,500
Payable to AM Advertising and its subsidiaries (ii)	5,566	3,556

	$12,236	$9,758

(i)	The other current liabilities represent other payable to third parties of $1,265 and payable to capital withdraw of non-controlling shareholders of $1,235.

(ii)	The amounts due to AM Advertising and its subsidiaries mainly represent the operation borrowings payable.